COMMITMENTS AND CONTINGENCIES (Details) - USD ($)						1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 25, 2025	Dec. 27, 2024	Nov. 13, 2024	Oct. 02, 2024	Sep. 24, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 07, 2026
COMMITMENTS AND CONTINGENCIES
Mortgage and promissory note payable	$ 446,945
Damages relating to additional claims	1,342,480
Attorneys' fees and costs	418,138
Arbitrators' fees and costs	74,013
Loss contingency accrual	$ 2,500,000
Litigation reserve												$ 1,024,002
Threshold ownership percentage for vendor					19.99%
Extinguishment of accounts payable and accrued expenses		$ 258,000	$ 170,000		$ 539,000
Amount payable under advisory agreement							$ 600,000			$ 0
Total cash payments							$ 75,000
Advisory agreement, total cash payments for the unpaid balance				$ 525,000
Advisory agreement, shares issued				3,906
Initial consideration of additional paid-in capital				$ 600,000						$ 3,960,397
Percentage of employer matching contribution										100.00%
Employees compensation percentage										3.00%
Contribution cost								$ 0	$ 0	$ 57,700	$ 76,000
Common stock fair value				$ 133,750
Minimum
COMMITMENTS AND CONTINGENCIES
Percentage of employee contribution								1.00%		1.00%
Maximum
COMMITMENTS AND CONTINGENCIES
Percentage of employee contribution								100.00%		100.00%
Share Reset Derivative Liability
COMMITMENTS AND CONTINGENCIES
Minimum reset price						$ 4
Threshold trading days prior to reset date						5 days
Extinguishment of Vendor Obligations
COMMITMENTS AND CONTINGENCIES
Conversion price		$ 40	$ 40		$ 64
Conversion of debt to shares		6,445	4,250	3,906	8,427